Capital Acquisitions and Dispositions - Narrative (Details) shares in Millions, $ in Millions, $ in Millions						12 Months Ended
	Dec. 21, 2023 CAD ($) shares	Oct. 24, 2023 CAD ($)	Oct. 24, 2023 USD ($)	May 10, 2023 CAD ($)	Jan. 11, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Disposition transaction cost						$ 48.5	$ 5.1
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination						39.8	4.6
Gain (loss) on capital dispositions						(0.7)	$ 26.1
North Dakota Disposition
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration (paid) received		$ 585.8
Cash		504.6	$ 372.7
Repaid debt		0.0
Deferred consideration receivable		(81.2)	$ 60.0
Carrying value		(595.1)
Gain (loss) on capital dispositions		$ 9.3
Hammerhead Acquisition
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration (paid) received	$ (2,037.0)
Cash	$ (1,544.0)
Equity consideration (in shares) | shares	53.2
Repaid debt	$ 363.8
Revenue of acquiree since acquisition date						24.7
Profit (loss) of acquiree since acquisition date						(14.8)
Revenue of combined entity as if combination occurred at beginning of period						833.3
Profit (loss) of combined entity as if combination occurred at beginning of period						527.6
Deferred consideration receivable	0.0
Carrying value	2,037.0
Gain (loss) on capital dispositions	$ 0.0
Kaybob Duvernay Acquisition
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration (paid) received					$ (370.4)
Cash					(370.4)
Repaid debt					0.0
Revenue of acquiree since acquisition date						56.4
Profit (loss) of acquiree since acquisition date						(37.0)
Revenue of combined entity as if combination occurred at beginning of period						58.8
Profit (loss) of combined entity as if combination occurred at beginning of period						38.7
Deferred consideration receivable					0.0
Carrying value					370.4
Gain (loss) on capital dispositions					$ 0.0
Alberta Montney Acquisition
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration (paid) received				$ (1,700.4)
Cash				(1,700.4)
Repaid debt				0.0
Revenue of acquiree since acquisition date						505.1
Profit (loss) of acquiree since acquisition date						329.4
Revenue of combined entity as if combination occurred at beginning of period						755.7
Profit (loss) of combined entity as if combination occurred at beginning of period						512.6
Deferred consideration receivable				0.0
Carrying value				1,700.4
Gain (loss) on capital dispositions				$ 0.0
Other minor dispositions, net
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration (paid) received						17.3
Cash						17.3
Repaid debt						0.0
Deferred consideration receivable						0.0
Carrying value						(17.2)
Gain (loss) on capital dispositions						$ (0.1)